Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average SCT	Average Compensation	Value of Initial Fixed $100
	SCT Total	Compensation	Total Compensation	Actually Paid to	Invested Based On:
	Compensation for	Actually Paid to	for Other	Other	Company	Peer	Net Income	Adj. EBITDA[6]
Year[1]	PEO[1]	PEO[1,2]	NEOs[3]	NEOs[2,3]	TSR[4]	Group[4]	($M)[5]	($M)
2026	$10,159,548	$80,479,068	$3,299,541	$13,497,421	$1,467.23	$178.19	$121.5	$471.0
2025	$12,706,532	$9,639,794	$4,622,644	$2,953,383	$519.63	$135.97	$184.0	$392.1
2024	$8,505,827	$39,819,460	$2,318,983	$11,394,298	$644.48	$146.90	$161.5	$314.3
2023	$4,824,132	$8,200,158	$2,138,078	$3,658,664	$156.06	$108.59	$153.1	$212.1
2022	$2,013,440	$712,768	$914,617	$246,552	$61.00	$104.34	$85.2	$158.8
(1)	“PEO” reflects compensation for Modine’s CEO, Neil Brinker.
(2)	CAP reflects the SEC methodology, with adjustments for calculating CAP from Summary Compensation Table (“SCT”) values provided in the table below.
(3)	NEOs used for the average non-CEO NEO for each fiscal year are as follows:

−2026: Michael Lucareli, Eric McGinnis, Erin Roth and Jeremy Patten.

−	2025: Michael Lucareli, Eric McGinnis, Adrian Peace, Erin Roth and Brian Agen

−2024: Michael Lucareli, Eric McGinnis, Adrian Peace and Brian Agen.

−2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.

−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.
(4)	Cumulative TSR is measured as of a beginning date of April 1, 2021 (i.e., March 31, 2021, stock price is the base date for calculation); and peer group TSR reflects values for the S&P MidCap 400 Industrials Index, the same benchmark used in our 2026 annual report on Form 10-K.
(5)	Net Income reflects net earnings (loss) attributable to Modine, as disclosed in our financial statements.
(6)	Adjusted EBITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	“PEO” reflects compensation for Modine’s CEO, Neil Brinker.
(3)	NEOs used for the average non-CEO NEO for each fiscal year are as follows:

−2026: Michael Lucareli, Eric McGinnis, Erin Roth and Jeremy Patten.

−	2025: Michael Lucareli, Eric McGinnis, Adrian Peace, Erin Roth and Brian Agen

−2024: Michael Lucareli, Eric McGinnis, Adrian Peace and Brian Agen.

−2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.

−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.

Peer Group Issuers, Footnote
(4)	Cumulative TSR is measured as of a beginning date of April 1, 2021 (i.e., March 31, 2021, stock price is the base date for calculation); and peer group TSR reflects values for the S&P MidCap 400 Industrials Index, the same benchmark used in our 2026 annual report on Form 10-K.

PEO Total Compensation Amount	$ 10,159,548	$ 12,706,532	$ 8,505,827	$ 4,824,132	$ 2,013,440
PEO Actually Paid Compensation Amount	$ 80,479,068	9,639,794	39,819,460	8,200,158	712,768
Adjustment To PEO Compensation, Footnote

Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
						Add Year-End		Add Change in		Deduct Fair	Add
			Deduct SCT	Add	Deduct SCT	Fair Value of	Add Fair Value	Value of Prior	Add Change in	Value of Awards	Dividends
			Change in	Pension	Stock and	Unvested	of Equity	Years' Awards	Value of Vested	Not Meeting	Paid on
			Pension	Service	Option	Equity Granted	Vested and	Unvested at	Equity Granted	Vesting	Unvested
Fiscal Year	Executive	SCT Total	Value	Cost	Awards	in Year	Granted in Year	FYE	in Prior Years	Conditions	Equity	Total CAP[1]
2026	PEO (Brinker)	$10,159,548	N/A	$0	$(6,120,022)	$27,913,332	$0	$47,109,899	$1,416,311	$0	$0	$80,479,068
	Avg. Non-PEO NEO	$3,299,541	$0	$0	$(2,106,374)	$4,824,831	$0	$7,211,400	$268,022	$0	$0	$13,497,421
2025	PEO (Brinker)	$12,706,532	N/A	$0	$(5,175,010)	$7,655,045	$0	$(5,704,698)	$157,925	$0	$0	$9,639,794
	Avg. Non-PEO NEO	$4,622,644	$(2,598)	$0	$(2,513,875)	$1,527,632	$29,879	$(998,927)	$288,627	$0	$0	$2,953,383
2024	PEO (Brinker)	$8,505,827	N/A	$0	$(3,675,008)	$23,073,770	$0	$11,109,400	$805,470	$0	$0	$39,819,460
	Avg. Non-PEO NEO	$2,318,983	$(956)	$0	$(773,249)	$4,854,880	$0	$4,121,144	$873,495	$0	$0	$11,394,298
2023	PEO (Brinker)	$4,824,132	N/A	$0	$(1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	$(780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	PEO (Brinker)	$2,013,440	N/A	$0	$(1,147,900)	$540,677	$0	$(398,489)	$(294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	$(408,039)	$169,336	$26,867	$(259,562)	$(119,480)	$(77,187)	$0	$246,552
(1)	Columns may not sum due to rounding

Non-PEO NEO Average Total Compensation Amount	$ 3,299,541	4,622,644	2,318,983	2,138,078	914,617
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,497,421	2,953,383	11,394,298	3,658,664	246,552
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
						Add Year-End		Add Change in		Deduct Fair	Add
			Deduct SCT	Add	Deduct SCT	Fair Value of	Add Fair Value	Value of Prior	Add Change in	Value of Awards	Dividends
			Change in	Pension	Stock and	Unvested	of Equity	Years' Awards	Value of Vested	Not Meeting	Paid on
			Pension	Service	Option	Equity Granted	Vested and	Unvested at	Equity Granted	Vesting	Unvested
Fiscal Year	Executive	SCT Total	Value	Cost	Awards	in Year	Granted in Year	FYE	in Prior Years	Conditions	Equity	Total CAP[1]
2026	PEO (Brinker)	$10,159,548	N/A	$0	$(6,120,022)	$27,913,332	$0	$47,109,899	$1,416,311	$0	$0	$80,479,068
	Avg. Non-PEO NEO	$3,299,541	$0	$0	$(2,106,374)	$4,824,831	$0	$7,211,400	$268,022	$0	$0	$13,497,421
2025	PEO (Brinker)	$12,706,532	N/A	$0	$(5,175,010)	$7,655,045	$0	$(5,704,698)	$157,925	$0	$0	$9,639,794
	Avg. Non-PEO NEO	$4,622,644	$(2,598)	$0	$(2,513,875)	$1,527,632	$29,879	$(998,927)	$288,627	$0	$0	$2,953,383
2024	PEO (Brinker)	$8,505,827	N/A	$0	$(3,675,008)	$23,073,770	$0	$11,109,400	$805,470	$0	$0	$39,819,460
	Avg. Non-PEO NEO	$2,318,983	$(956)	$0	$(773,249)	$4,854,880	$0	$4,121,144	$873,495	$0	$0	$11,394,298
2023	PEO (Brinker)	$4,824,132	N/A	$0	$(1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	$(780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	PEO (Brinker)	$2,013,440	N/A	$0	$(1,147,900)	$540,677	$0	$(398,489)	$(294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	$(408,039)	$169,336	$26,867	$(259,562)	$(119,480)	$(77,187)	$0	$246,552
(1)	Columns may not sum due to rounding

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List Metrics

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance over the fiscal year ending March 31, 2026. These measures are used to determine payouts for our annual incentive plan and for our long-term performance cash plan. For more information on our incentive plan measures and goals (including on how the below measures are calculated), refer to the Compensation Discussion and Analysis section of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Metrics

Adjusted EBITDA

Adjusted EBITDA Growth

Adjusted EBITDA Margin

Cash Flow ROI

Total Shareholder Return Amount	$ 1,467.23	519.63	644.48	156.06	61
Peer Group Total Shareholder Return Amount	178.19	135.97	146.9	108.59	104.34
Net Income (Loss)	$ 121,500,000	$ 184,000,000	$ 161,500,000	$ 153,100,000	$ 85,200,000
Company Selected Measure Amount	471,000,000	392,100,000	314,300,000	212,100,000	158,800,000
PEO Name	Neil Brinker
Measure:: 1
Pay vs Performance Disclosure
Name	Most Important Metrics
Non-GAAP Measure Description
(6)	Adjusted EBITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Cash Flow ROI
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,120,022)	(5,175,010)	(3,675,008)	(1,485,011)	(1,147,900)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,913,332	7,655,045	23,073,770	3,070,765	540,677
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,109,899	(5,704,698)	11,109,400	1,195,145	(398,489)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,416,311	157,925	805,470	595,127	(294,961)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,598)	(956)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,106,374)	(2,513,875)	(773,249)	(780,496)	(408,039)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,824,831	1,527,632	4,854,880	1,417,493	169,336
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,211,400	(998,927)	4,121,144	717,756	(259,562)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	29,879	0	0	26,867
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,022	288,627	873,495	165,833	(119,480)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(77,187)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0